Note 9 - Financial Assets at Fair Value Through Profit or Loss - Equity Instruments FVTPL (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Equity Instruments FVTPL LineItems
Equity Instruments FVTPL	$ 528,026,000	$ 695,664,000	$ 407,664,000
Mercado de Valores de Buenos Aires SA Member
Equity Instruments FVTPL LineItems
Equity Instruments FVTPL	24,722,000	52,292,000	122,345,000
BYMA Bolsas y Mercados Argentinos SA Member
Equity Instruments FVTPL LineItems
Equity Instruments FVTPL	94,600,000	125,499,000	0
Investments Funds Member
Equity Instruments FVTPL LineItems
Equity Instruments FVTPL	408,704,000	517,873,000	285,319,000
Total Equity Instruments Member
Equity Instruments FVTPL LineItems
Equity Instruments FVTPL	$ 528,026,000	$ 695,664,000	$ 407,664,000